Receivables	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Disclosure Of Receivables [line items]
Receivables
11 Receivables
Receivables from group companies and other receivables have a maturity of less than one year.
Other receivables includes an income tax receivable of EUR 18 million (2024: EUR 99 million).